T. ROWE PRICE Short Duration Income Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 16.3%
Car Loan 6.1%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D
2.13%, 3/18/26  120 114
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 110 109
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  115 111
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  250 231
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  150 141
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  75 72
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 45
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  255 251
GM Financial Automobile Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  140 135
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  245 244
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class C
1.37%, 1/16/26  30 29
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  50 47
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 138 133
Santander Bank - SBCLN
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 377 366
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 100 96
T. ROWE PRICE Short Duration Income Fund

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 100 92
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 300 290
Santander Retail Auto Lease Trust
Series 2021-C, Class D
1.39%, 8/20/26 (1) 350 327
World Omni Auto Receivables Trust
Series 2020-C, Class C
1.39%, 5/17/27  85 80
2,913
Other Asset-Backed Securities 9.0%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 248 238
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 4.012%, 4/15/29 (1) 250 243
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 72 67
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 4.412%, 2/12/30 (1) 250 246
Cedar Funding VII
Series 2018-7A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 4.11%, 1/20/31 (1) 250 242
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 92 88
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 12 12
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 88 83
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 78 76
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 117 111
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 3.712%, 1/15/32 (1) 250 247

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 3.739%, 7/27/31 (1) 250 247
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 3.582%, 7/15/33 (1) 250 246
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 79 71
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 90 88
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 3.83%, 7/20/29 (1) 287 284
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 4.062%, 7/15/30 (1) 250 242
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 3.963%, 1/24/33 (1) 250 245
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 66 63
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 150 146
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 115 115
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 197 190
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 137 126
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 46 42
Symphony Static I
Series 2021-1A, Class C, CLO, FRN
3M USD LIBOR + 1.85%, 4.633%, 10/25/29 (1) 250 240
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 3.532%, 1/15/34 (1) 250 246
4,244

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Student Loan 1.2%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 83 78
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2
3.19%, 2/18/42 (1) 16 16
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 54 53
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 107 100
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 74 71
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 29 28
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 139
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 75 71
556
Total Asset-Backed Securities (Cost $8,037) 7,713
BANK LOANS 2.5% (2)
Consumer Cyclical 0.4%
Delta 2, FRN, 3M USD LIBOR + 2.50%, 5.024%, 2/1/24  185 183
183
Consumer Non-Cyclical 0.9%
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 6.024%,
2/14/25  198 192
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 6.14%,
8/31/26  252 244
436
Insurance 0.8%
Asurion, FRN, 1M USD LIBOR + 3.00%, 5.524%, 11/3/24  177 170
HUB International, FRN, 1M USD LIBOR + 3.00%, 5.766%, 4/25/25  189 185
355

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Technology 0.4%
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 5.25%, 9/19/24  199 197
197
Total Bank Loans (Cost $1,200) 1,171
CORPORATE BONDS 33.2%
Banking 8.5%
AIB Group, 4.75%, 10/12/23 (1) 200 198
Banco de Bogota, 6.25%, 5/12/26  200 198
Banco de Credito del Peru S.A., 4.25%, 4/1/23  200 200
Banco Santander, 2.746%, 5/28/25  200 189
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  150 151
Bank of America, VR, 0.976%, 4/22/25 (3) 350 329
Bank of Ireland Group, 4.50%, 11/25/23 (1) 200 199
Barclays, VR, 5.304%, 8/9/26 (3) 200 199
BBVA Bancomer, 4.375%, 4/10/24  150 150
Citigroup, VR, 0.981%, 5/1/25 (3) 150 141
Citigroup, VR, 4.14%, 5/24/25 (3) 105 104
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(3) 250 248
Danske Bank, 5.375%, 1/12/24 (1) 200 201
Goldman Sachs Group, VR, 1.757%, 1/24/25 (3) 175 168
HSBC Holdings, 4.25%, 3/14/24  200 199
Lloyds Banking Group, 4.50%, 11/4/24  200 199
Morgan Stanley, VR, 0.731%, 4/5/24 (3) 210 205
Societe Generale, 2.625%, 10/16/24 (1) 200 190
UBS Group, VR, 4.488%, 5/12/26 (1)(3) 200 198
Wells Fargo, VR, 3.908%, 4/25/26 (3) 200 196
Wells Fargo, VR, 4.54%, 8/15/26 (3) 150 149
4,011
Basic Industry 2.2%
ArcelorMittal, 3.60%, 7/16/24  130 128
Arconic, 6.125%, 2/15/28 (1) 170 160
Celanese U.S. Holdings, 6.05%, 3/15/25  155 156
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  200 200
Cia de Minas Buenaventura, 5.50%, 7/23/26 (1) 200 176
Suzano Austria, 5.75%, 7/14/26  200 204
Westlake, 0.875%, 8/15/24  25 24
1,048
Capital Goods 0.2%
TransDigm, 8.00%, 12/15/25 (1) 90 92
92
Communications 1.9%
Axian Telecom, 7.375%, 2/16/27  200 186

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CSC Holdings, 5.25%, 6/1/24  95 93
Gray Television, 7.00%, 5/15/27 (1) 130 128
Magallanes, 3.755%, 3/15/27 (1) 155 145
Tower Bersama Infrastructure, 4.25%, 1/21/25  200 196
Townsquare Media, 6.875%, 2/1/26 (1) 165 153
901
Consumer Cyclical 5.5%
7-Eleven, 0.80%, 2/10/24 (1) 45 43
Carnival, 9.875%, 8/1/27 (1) 20 20
Carnival, 10.50%, 2/1/26 (1) 105 108
Clarios Global, 6.75%, 5/15/25 (1) 85 85
Daimler Trucks Finance North America, 1.625%, 12/13/24 (1) 170 159
General Motors Financial, 1.05%, 3/8/24  150 142
Goodyear Tire & Rubber, 9.50%, 5/31/25  90 94
Hyatt Hotels, 1.30%, 10/1/23  60 58
Hyundai Capital America, 0.80%, 1/8/24 (1) 150 142
IRB Holding, 7.00%, 6/15/25 (1) 90 91
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (1) 200 187
Marriott International, 3.125%, 2/15/23  100 100
MercadoLibre, 2.375%, 1/14/26  200 179
Nissan Motor, 3.043%, 9/15/23 (1) 200 197
Nordstrom, 2.30%, 4/8/24  155 144
QVC, 4.85%, 4/1/24  150 144
Royal Caribbean Cruises, 5.25%, 11/15/22  105 105
Royal Caribbean Cruises, 11.50%, 6/1/25 (1) 42 44
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 200 173
Tenneco, 7.875%, 1/15/29 (1) 200 202
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1) 200 197
2,614
Consumer Non-Cyclical 2.8%
Brunswick, 0.85%, 8/18/24  115 106
CD&R Smokey Buyer, 6.75%, 7/15/25 (1) 175 164
CSL Finance, 3.85%, 4/27/27 (1) 25 25
HCA, 5.25%, 4/15/25  200 202
Hikma Finance USA, 3.25%, 7/9/25  200 189
Kimberly-Clark de Mexico, 3.80%, 4/8/24  200 198
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 170 167
Performance Food Group, 6.875%, 5/1/25 (1) 95 95
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  200 196
1,342
Electric 2.8%
AES, 3.30%, 7/15/25 (1) 100 95
Alexander Funding Trust, 1.841%, 11/15/23 (1) 200 190
DTE Energy, STEP, 4.22%, 11/1/24  65 65
Engie Energia Chile, 4.50%, 1/29/25  200 196

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NextEra Energy Operating Partners, 4.25%, 7/15/24 (1) 95 92
NRG Energy, 3.75%, 6/15/24 (1) 150 146
Pacific Gas & Electric, 3.50%, 6/15/25  100 95
Southern, STEP, 4.475%, 8/1/24  125 125
Vistra Operations, 3.55%, 7/15/24 (1) 200 192
Vistra Operations, 5.125%, 5/13/25 (1) 150 149
1,345
Energy 3.4%
Aker BP, 3.00%, 1/15/25 (1) 150 144
Continental Resources, 3.80%, 6/1/24  50 49
Continental Resources, 4.50%, 4/15/23  100 100
Energy Transfer, 2.90%, 5/15/25  100 95
Energy Transfer, 4.90%, 2/1/24  60 60
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 100 98
Leviathan Bond, 5.75%, 6/30/23 (1) 200 199
Southwestern Energy, 8.375%, 9/15/28  175 184
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 170 170
Targa Resources Partners, 6.50%, 7/15/27  45 46
Targa Resources Partners, 6.875%, 1/15/29  255 261
Thaioil Treasury Center, 3.625%, 1/23/23  200 199
1,605
Finance Companies 1.0%
AerCap Ireland Capital, 1.65%, 10/29/24  215 199
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 100 96
Navient, 6.125%, 3/25/24  135 131
Navient, 7.25%, 9/25/23  27 27
453
Financial Other 1.3%
Dar Al-Arkan Sukuk, 6.875%, 3/21/23  200 200
EMG SUKUK, 4.564%, 6/18/24  200 200
MAF Global Securities, 4.75%, 5/7/24  200 201
601
Insurance 1.2%
Athene Global Funding, 1.716%, 1/7/25 (1) 225 209
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 25 24
CNO Global Funding, 1.65%, 1/6/25 (1) 150 140
Humana, 1.35%, 2/3/27  70 61
Jackson Financial, 1.125%, 11/22/23 (1) 120 115
549
Owned No Guarantee 0.8%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 189
Lamar Funding, 3.958%, 5/7/25  200 192
381
Real Estate Investment Trusts 0.7%
Park Intermediate Holdings, 7.50%, 6/1/25 (1) 95 95

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Service Properties Trust, 7.50%, 9/15/25  175 168
Starwood Property Trust, 3.75%, 12/31/24 (1) 50 47
310
Technology 0.6%
CDW, 5.50%, 12/1/24  55 56
Microchip Technology, 0.972%, 2/15/24  125 119
Skyworks Solutions, 0.90%, 6/1/23  20 19
VMware, 0.60%, 8/15/23  70 68
262
Transportation 0.3%
Sydney Airport Finance, 3.90%, 3/22/23 (1) 150 150
150
Total Corporate Bonds (Cost $16,560) 15,664
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.0%
Government Sponsored 0.5%
MEGlobal Canada ULC, 5.00%, 5/18/25  200 202
202
Owned No Guarantee 2.5%
Axiata, 4.357%, 3/24/26  200 201
Ecopetrol, 5.875%, 9/18/23  200 200
Export-Import Bank of India, 3.875%, 3/12/24  200 198
Indian Oil, 4.75%, 1/16/24  200 201
Petroleos Mexicanos, 4.875%, 1/18/24  200 197
QNB Finance, 2.625%, 5/12/25  200 192
1,189
Total Foreign Government Obligations & Municipalities (Cost
$1,467) 1,391
MUNICIPAL SECURITIES 0.6%
Michigan 0.2%
Detroit, Social Bonds, Series B, GO, 2.189%, 4/1/24  125 120
120
West Virginia 0.4%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  180 177
177
Total Municipal Securities (Cost $305) 297

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 17.1%
Collateralized Mortgage Obligations 7.9%
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 79 73
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, ARM
3.50%, 1/28/58 (1) 39 38
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 4.333%, 1/26/32 (1) 300 296
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29 (1) 220 198
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 22 21
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 3.733%, 10/25/41 (1) 200 194
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 4.283%, 3/25/42 (1) 127 127
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 4.933%, 5/25/42 (1) 84 85
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 4.758%, 7/25/42 (1) 69 70
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 32 31
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 3.733%, 4/25/34 (1) 150 149
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 12/25/24 (1) 145 143
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.95%, 3.209%, 10/25/49 (1) 19 19
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 3/25/50 (1) 32 30

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.851%, 5/25/47 (1) 254 250
FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50 (1) 250 226
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 130 118
Hundred Acre Wood Trust
Series 2021-INV2, Class A27, CMO, ARM
2.50%, 10/25/51 (1) 90 74
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 94 89
MFRA Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.472%, 11/25/64 (1) 58 52
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 66 61
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48 (1) 40 39
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 52 50
OBX Trust
Series 2021-NQM3, Class A2, CMO, ARM
1.26%, 7/25/61 (1) 77 64
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 4.033%, 11/25/31 (1) 138 138
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 31 29
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, CMO, ARM
1.431%, 5/25/65 (1) 104 98
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 4.294%, 2/25/50 (1) 97 98
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M2, CMO, ARM
SOFR30A + 2.80%, 4.983%, 10/25/50 (1) 68 68
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 4.344%, 1/25/50 (1) 29 29

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 3.833%, 1/25/34 (1) 89 89
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 4.108%, 8/25/42 (1) 60 60
Towd Point Mortgage Trust
Series 2016-5, Class A1, CMO, ARM
2.50%, 10/25/56 (1) 36 36
UWM Mortgage Trust
Series 2021-INV2, Class A15, CMO, ARM
2.50%, 9/25/51 (1) 202 166
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 11 11
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 147 142
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 96 93
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 179 157
3,711
Commercial Mortgage-Backed Securities 9.2%
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 4.641%, 4/15/34 (1) 100 94
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 3.461%, 8/15/34 (1) 100 97
Arbor Realty Commercial Real Estate Notes
Series 2021-FL4, Class A, ARM
1M USD LIBOR + 1.35%, 3.741%, 11/15/36 (1) 115 112
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 6.141%, 9/15/38 (1) 100 93
BANK
Series 2019-BN23, Class A1
1.975%, 12/15/52  43 41
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 4.531%, 10/15/37 (1) 250 247
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 3.383%, 2/15/37 (1) 200 194

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 3.391%, 4/15/34 (1) 160 156
BX Commercial Mortgage Trust
Series 2019-IMC, Class D, ARM
1M USD LIBOR + 1.90%, 4.291%, 4/15/34 (1) 202 192
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 4.037%, 10/15/36 (1) 160 151
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 89
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 150 146
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class B, ARM
4.461%, 9/15/48  250 240
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 189
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 4.041%, 11/15/37 (1) 147 144
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1) 146 144
Commercial Mortgage Trust
Series 2014-CR14, Class AM, ARM
4.526%, 2/10/47  75 74
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  105 103
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1) 170 162
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36 (1) 275 261
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.732%, 5.123%, 12/15/36 (1) 125 119
GS Mortgage Securities Trust
Series 2021-ROSS, Class C, ARM
1M USD LIBOR + 2.00%, 4.392%, 5/15/26 (1) 105 99
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M USD LIBOR + 1.50%, 3.876%, 7/5/33 (1) 59 59

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 4.162%, 10/15/33 (1) 100 96
LSTAR Commercial Mortgage Trust
Series 2015-3, Class B, ARM
3.295%, 4/20/48 (1) 147 140
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 3.457%, 10/16/36 (1) 115 111
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class AS
3.214%, 2/15/46  140 139
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A5
3.741%, 8/15/47  39 38
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  95 92
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 4.191%, 12/15/36 (1) 125 119
One Market Plaza Trust
Series 2017-1MKT, Class A
3.614%, 2/10/32 (1) 130 126
Shelter Growth CRE Issuer
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.08%, 3.471%, 9/15/36 (1) 67 67
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 4.491%, 6/15/31 (1) 229 221
4,355
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$8,556) 8,066
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.5%
U.S Government Obligation 1.5%
Government National Mortgage Assn., TBA (4)
3.50%, 9/20/52  500 482
4.50%, 9/20/52  235 235
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $732) 717

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 21.4%
U.S. Treasury Obligations 21.4%
U.S. Treasury Notes, 0.125%, 5/31/23 (5) 895 874
U.S. Treasury Notes, 2.50%, 4/30/24  2,955 2,908
U.S. Treasury Notes, 3.00%, 6/30/24  1,000 991
U.S. Treasury Notes, 3.00%, 7/31/24  2,165 2,146
U.S. Treasury Notes, 3.00%, 7/15/25  3,225 3,182
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $10,230) 10,101
SHORT-TERM INVESTMENTS 6.0%
Commercial Paper 4.8%
4(2) 4.8%(6)
Arrow Electronics, 3.002%, 9/2/22  250 250
Canadian Natural Resource, 3.115%, 9/19/22  250 249
Conagra Foods, 3.004%, 9/9/22  250 250
Crown Castle International, 3.188%, 9/1/22  300 300
Enel Finance America, 11/2/22  250 249
Motorola Solutions, 9/8/22  250 250
Ovintiv, 3.308%, 9/20/22  250 249
Syngenta Wilmington, 3.306%, 9/13/22  250 250
Targa Resources, 3.103%, 9/6/22  250 250
2,297
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 2.36% (7)(8) 554 554
554
Total Short-Term Investments (Cost $2,851) 2,851
Total Investments in Securities 101.6%
(Cost $49,938) $ 47,971
Other Assets Less Liabilities (1.6)% (749)
Net Assets 100.0% $ 47,222
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$19,812 and represents 42.0% of net assets.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $717 and represents 1.5% of net assets.
(5) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $2,297 and represents 4.9% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/21/27 475 1 2 (1)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1)
Total Centrally Cleared Swaps (1)
Net payments (receipts) of variation margin to date 2
Variation margin receivable (payable) on centrally cleared swaps $ 1
**
Includes interest purchased or sold but not yet collected of $(2).

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 U.S. Treasury Notes five year contracts 12/22 (222) $ 1
Long, 49 U.S. Treasury Notes two year contracts 12/22 10,208 (16)
Net payments (receipts) of variation margin to date 17
Variation margin receivable (payable) on open futures contracts $ 2

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 942  ¤  ¤ $ 554^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $554.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments
19
T. Rowe Price Short Duration Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Short Duration Income Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions

T. ROWE PRICE Short Duration Income Fund

between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 45,120 $ — $ 45,120
Short-Term Investments 554 2,297 — 2,851
Total Securities 554 47,417 — 47,971
Futures Contracts* 1 — — 1
Total $ 555 $ 47,417 $ — $ 47,972
Liabilities
Swaps* $ — $ 1 $ — $ 1
Futures Contracts* 16 — — 16
Total $ 16 $ 1 $ — $ 17
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1305-054Q1 08/22